Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 13, 2013
Prospectus Date	rr_ProspectusDate	Aug. 13, 2013